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MetLife
1095 Avenue of the Americas
New York, NY 10036

EDGAR FILING
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

May 1, 2013

Re:  MetLife Investors USA Insurance Company
     MetLife Investors USA Separate Account A
     Post-Effective Amendment No. 24 to Form N-4 ("Registration Statement") Group Flexible Payment Variable Annuity Contracts
     Registration Nos. 033-37128/811-03365
     Statement of Additional Information

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Act"), the Statement of Additional Information for the Group Flexible Payment Variable Annuity Contracts, dated April 29, 2013, which was filed electronically with the Registration Statement on April 12, 2013, does not differ from the Statement of Additional Information which would have been filed under Rule 497(c) of the Act.

Sincerely,

/s/ Myra L. Saul
Myra L. Saul
Associate General Counsel